Revenue from Contracts with Customers - Schedule of Contract Assets (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule of Contract Assets [Abstract]
Contract assets, January 1, 2025	$ 14,364
New contract assets	149,702
Revenue recognized and billed	(13,242)
Exchange difference	9,043
Contract assets, December 31, 2025	$ 159,867